FINANCIAL INSTRUMENTS (Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Short-term investments	$ 18,252
Long-term investments	60,630	$ 61,293	$ 26,580
Total assets	660,915	534,882
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Total assets	78,882	61,293
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Total assets	43,974	28,850
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Total assets	34,908	32,443
Recurring fair value measurement [member] | Covertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	15,000
Long-term investments	16,595	29,039
Recurring fair value measurement [member] | Covertible Debt [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	15,000
Long-term investments	16,595	29,039
Recurring fair value measurement [member] | Warrants [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	3,313	3,404
Recurring fair value measurement [member] | Warrants [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	3,313	3,404
Recurring fair value measurement [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	3,252
Long-term investments	40,722	28,850
Recurring fair value measurement [member] | Common Shares Held [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	3,252
Long-term investments	$ 40,722	$ 28,850